Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from sales, calls/paydowns and maturities of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales		$ 0	$ 29,219	$ 0
Proceeds from calls/paydowns		148,609	247,624	192,003
Proceeds from maturities		9,162	10,007	10,052
Gross realized gains	[1]	0	1,155	0
Gross realized losses		0	0	$ 0
Securities available for sale pledged to secure short-term borrowings and for other purposes		$ 283,200	$ 267,600

[1]	Not within the scope of ASC 606.